UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08110

SPECIAL SITUATIONS FUND III, L.P.
(Exact name of registrant as specified in charter)

527 MADISON AVENUE, SUITE 2600, NEW YORK, NEW YORK	10022
(Address of principal executive offices)	(Zip code)

Allen B. Levithan, Esq. c/o Lowenstein Sandler PC 65 Livingston Avenue Roseland, New Jersey 07068
(Name and address of agent for service)

Registrant’s telephone number, including area code	(212) 319-6670

Date of fiscal year end:	JUNE 30 2007

Date of reporting period:	JUNE 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.                                Reports to Stockholders.

June 30, 2007
Special Situations Fund III, L.P.	Second Quarter Report

SPECIAL SITUATIONS FUND III, L.P.

     INDEX TO THE SECOND QUARTER REPORT

                    JUNE 30, 2007
_________________________________________________________________________________

PAGE

Statement of Financial Condition                                                                                                                                 1

Portfolio of Investments                                                                                                                                     2

Statement of Operations                                                                                                                                    13

Statements of Changes in Partners’ Capital                                                                                                                14

Notes to the Financial Statements                                                                                                                                15

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

STATEMENT OF FINANCIAL CONDITION

JUNE 30, 2007
(Unaudited)

ASSETS

Investments, at fair value (cost $34,360,755)	$42,040,710
Cash and cash equivalents	5,212,575
Receivable for investments sold	875,650
Other assets	18,373

Total Assets	$48,147,308

LIABILITIES AND PARTNERS' CAPITAL

Liabilities

Payable for Units repurchased	$2,350,292
Securities sold short, at fair value (proceeds $805,795)	819,815
Payable for investments purchased	104,600
Administrator's fee payable	88,044
Accrued expenses	173,134

Total Liabilities	3,535,885

Partners' Capital

Limited Partners	38,667,746
Corporate General Partner	5,460,660
Individual General Partners	483,017

Total Partners' Capital	44,611,423

Total Liabilities and Partners' Capital	$48,147,308

See the accompanying Notes to the Financial Statements.

1

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

JUNE 30, 2007
(Unaudited)

		Fair
Shares	Common Stocks	Value

	Aerospace 0.11%
78,294	SPACEHAB, Inc.	$50,891

	Automotive Components 1.09%
22,371	Rush Enterprises, Inc. - Class A	485,898

	Biotechnology 7.08%
39,575	Combinatorx, Inc.	244,178
86,027	Medivation, Inc.	1,757,532
35,587	Metabasis Therapeutics, Inc.	249,109
22,952	Opexa Therapeutics, Inc.	115,678
66,829	Sangamo BioSciences, Inc.	542,651
134,278	Tapestry Pharmaceuticals, Inc.	251,100
		3,160,248

	Building Materials 1.12%
30,358	Comfort Systems USA, Inc.	430,476
22,600	Viceroy Homes, Ltd. (Canada)	63,655
300	WFI Industries, Ltd. (Canada)	7,335
		501,466

	Business Services 0.04%
15,600	Utix Group, Inc.	17,316

	Casino - Services 0.50%
59,823	Full House Resorts, Inc.	224,336

	Chemicals 2.33%
39,389	KMG Chemicals, Inc.	1,041,051

	Communication Equipment - Software 1.93%
1,403,457	ION Networks, Inc.	70,173
48,048	PC-Tel, Inc.	420,420
10,000	RIT Technologies, Ltd. (Israel)	13,700
180,869	Vertical Communication, Inc.	126,608
330,340	Vertical Communication, Inc. (Restricted)	231,238
		862,139

	Communication Products - Equipment 1.07%
84,938	Centillium Communications, Inc.	177,520
173,207	NMS Communications Corporation	297,916
		475,436

See the accompanying Notes to the Financial Statements.

	2

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

JUNE 30, 2007
(Unaudited)

		Fair
Shares	Common Stocks (Continued)	Value

	Computer Peripherals 0.36%
12,399	Printronix, Inc.	$161,187

	Computer Services - Software 12.81%
17,196	Acorn Factor, Inc.	90,279
107,388	ClickSoftware Technologies, Ltd. (Israel)	405,927
18,760	CryptoLogic, Inc. (Canada)	457,744
302,600	Excapsa Software, Inc. (Canada) (Illiquid)	70,408
430,000	Interplay Entertainment Corporation (Restricted)	3,573
36,698	LocatePlus Holdings Corporation (Restricted)	5,137
785,177	Motive, Inc.	2,135,681
108,645	Net Perceptions, Inc.	293,341
71,032	Phoenix Technologies, Ltd.	598,800
110,505	Primal Solutions, Inc.	10,167
137,133	Quovadx, Inc.	429,226
25,810	Radware, Ltd. (Israel)	375,536
76,225	SumTotal Systems, Inc.	598,366
20,944	SupportSoft, Inc.	114,354
47,756	Unify Corporation	126,552
		5,715,091

	Computer Systems 1.59%
76,108	Adept Technology, Inc.	472,631
52,408	Performance Technologies, Inc.	236,884
		709,515

	Consumer Products 0.28%
138,952	Varsity Group, Inc.	125,057

	Diagnostics 0.19%
44,010	Curagen Corporation	86,700

	Electronic Components 1.73%
137,082	American Technology Corporation	516,799
12,051	Frequency Electronics, Inc.	127,018
73,125	Interlink Electronics, Inc.	111,881
58,632	Tvia, Inc.	14,658
		770,356

	Electronic Equipment 2.17%
460,277	Capstone Turbine Corporation	497,099
198,705	Iteris Holdings, Inc.	470,931
		968,030

See the accompanying Notes to the Financial Statements.

	3

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

JUNE 30, 2007
(Unaudited)

		Fair
Shares	Common Stocks (Continued)	Value

	Electronic Instruments 2.85%
1,005	Axsys Technologies, Inc.	$21,497
42,132	Image Sensing Systems, Inc.	653,046
38,723	Metretek Technologies, Inc.	597,883
		1,272,426

	Electronic Semiconductor 1.68%
6,031	Authentec, Inc.	62,421
136,897	Kopin Corporation	533,898
84,082	PSi Technologies Holdings, Inc. (Philippines)	153,870
		750,189

	Energy - Oil & Gas 0.83%
12,499	Willbros Group, Inc. (Panama)	370,970

	Energy - Technology 0.82%
253,101	Catalytica Energy Systems, Inc.	303,721
40,000	Quantum Fuel Systems Technologies Worldwide, Inc. (Restricted)	60,000
		363,721

	Financial Services - Miscellaneous 0.61%
43,556	MicroFinancial Incorporated	270,047

	Food 0.02%
1,020	Zhongpin, Inc. (China)	9,170

	Gold Mining 0.57%
205,536	MK Resources Company (Illiquid)	252,809

	Healthcare Services 0.87%
28,968	U.S. Physical Therapy, Inc.	390,199

	Healthcare - Specialized Products & Services 1.88%
32,282	American Dental Partners, Inc.	838,364

	Housing - Construction 1.16%
70,631	Modtech Holdings, Inc.	190,704
33,060	U.S. Home Systems, Inc.	328,947
		519,651

	Information Services 1.45%
211,706	Guideline, Inc.	279,452
438,015	Pfsweb, Inc.	367,933
		647,385

	Insurance 2.24%
102,391	AmCOMP, Inc.	998,312

See the accompanying Notes to the Financial Statements.

	4

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

JUNE 30, 2007
(Unaudited)

		Fair
Shares	Common Stocks (Continued)	Value

	Internet Commerce 0.54%
99,100	Youbet.com, Inc.	$241,804

	Medical Devices & Equipment 6.86%
48,204	Natus Medical Incorporated	767,408
109,516	Orthovita, Inc.	328,548
104,522	Precision Optics Corporation, Inc.	35,537
21,685	Quidel Corporation	380,789
19,650	Regeneration Technologies, Inc.	221,062
121,068	Sonic Innovations, Inc.	1,059,345
175,068	World Heart Corporation (Canada)	269,605
		3,062,294

	Medical Instruments 0.04%
27,790	Caprius, Inc.	19,453

	Oil Equipment 0.00%
650	Beluga Composites Corporation	-

	Online Services 0.78%
17,230	The Knot, Inc.	347,874

	Paper - Packaging 1.02%
47,850	Chase Packaging Corporation	3,828
113,729	Pope & Talbot, Inc.	451,504
		455,332

	Practice Management 0.82%
32,585	IntegraMed America, Inc.	364,952

	Restaurant 1.34%
71,761	Buca, Inc.	251,163
80,955	Monterey Gourmet Foods, Inc.	345,678
		596,841

	Retail 2.56%
37,704	1-800 CONTACTS, INC.	884,536
34,866	Bakers Footwear Group, Inc.	252,430
33,737	Odimo Incorporated	6,747
		1,143,713

	Semiconductor 3.00%
65,077	CEVA, Inc.	553,155
232,900	NeoMagic Corporation	787,202
		1,340,357

See the accompanying Notes to the Financial Statements.

	5

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

JUNE 30, 2007
(Unaudited)

		Fair
Shares	Common Stocks (Continued)	Value

	Semiconductor Equipment 4.28%
55,321	HI/FN, Inc.	$326,394
27,152	Integral Vision, Inc.	12,218
109,215	Nova Measuring Instruments, Ltd. (Israel)	283,959
56,274	Tegal Corporation	362,967
65,924	Ultra Clean Holdings, Inc.	921,618
		1,907,156

	Services 2.56%
49,337	Collectors Universe, Inc.	754,363
33,849	OPNET Technologies, Inc.	389,602
		1,143,965

	Technology - Miscellaneous 3.24%
108,445	iPass, Inc.	587,772
87,284	Intermap Technologies Corp. (Canada)	497,519
68,910	Vuance, Ltd. (Israel)	358,334
		1,443,625

	Telecom Equipment 1.13%
55,571	COMARCO, Inc.	350,097
189,908	Peco II, Inc.	153,825
		503,922

	Telecom Services 2.56%
348,027	Multiband Corporation	236,658
69,810	WPCS International Incorporated	906,134
		1,142,792

	Telecommunications 0.96%
353,743	Emrise Corporation	428,029

	Therapeutics 4.60%
365,691	Anadys Pharmaceuticals, Inc.	1,360,371
125,000	Pharmacopeia Drug Discovery, Inc.	693,750
		2,054,121

	Toys 0.01%
983	Corgi International, Ltd. (China) (ADR)	5,408

	Transportation 0.59%
15,800	Fuel Systems Solutions, Inc.	261,964

	Vitamins 1.83%
88,134	Omega Protein Corporation	816,121

	Total Common Stocks 88.13% (cost $33,153,436)	39,317,683

See the accompanying Notes to the Financial Statements.

	6

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

JUNE 30, 2007
(Unaudited)

		Fair
Shares	Preferred Stocks	Value

	Business Services 0.26%
24	UTIX Group, Inc. convertible	$102,462
11,538	UTIX Group, Inc. convertible (Restricted)	12,807
		115,269

	Communications Equipment - Software 0.22%
100	Vertical Communications, Inc. convertible (Restricted)	100,000

	Data Security 0.57%
100,739	Verdasys, Inc. Series B convertible (Illiquid)	254,870

	Electronic - Display 0.54%
549,484	E Ink Corporation (Restricted)	241,773

	Food 0.86%
42,750	Zhongpin, Inc. convertible (China)	384,322

	Medical Instruments 0.09%
1,612	Caprius, Inc. convertible	11,284
100	Caprius, Inc. convertible (Restricted)	25,000
		36,284

	Transportation 0.03%
9,551	Velocity Express Corporation 6% convertible	14,518

	Total Preferred Stocks 2.57% (cost $904,071)	1,147,036

Principal		Fair
Amount	Corporate Debt	Value

	Computer Services - Software 0.31%
$ 869	Primal Solutions, Inc. 4.9%, due 3/31/08	$869
$ 11,000	Primal Solutions, Inc. 5% convertible, due 3/31/08	11,000
$ 68,000	Unify Corporation 11.25% convertible, due 10/31/10 (Restricted)	68,000
$ 17,600	Unify Corporation 11.25% convertible, due 10/31/11 (Restricted)	17,600
$ 40,000	Unify Corporation Revolv. Credit 10.5%, due 10/31/10 (Restricted)	40,000
		137,469

	Consumer Products 0.27%
$ 120,886	Rockford Corporation 4.5% convertible, due 6/11/09	120,886

	Technology - Miscellaneous 0.08%
$ 33,000	Vuance, Ltd. 8% convertible, due 11/19/09 (Israel) (Restricted)	33,000

	Total Corporate Debt 0.66% (cost $290,486)	291,355

See the accompanying Notes to the Financial Statements.

	7

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

JUNE 30, 2007
(Unaudited)

		Fair
Warrants	Warrants	Value

	Biotechnology 0.21%
96,038	La Jolla Pharmaceutical Company 12/14/10	$30,732
3,847	Metabasis Therapeutics, Inc. 9/30/10	5,386
142,000	Opexa Therapeutics, Inc. 4/13/11	21,300
100,000	Tapestry Pharmaceuticals, Inc. 4/6/11	37,000
		94,418

	Biotechnology - Drug Delivery 0.00%
16,790	Aradigm Corporation 11/10/07	-

	Building Materials 0.32%
200,000	American Mold Guard, Inc. Class A	76,000
200,000	American Mold Guard, Inc. Class B	66,000
		142,000

	Business Services 0.03%
1,500,000	UTIX Group, Inc. 1/13/11	15,000
1,731	UTIX Group, Inc. (Restricted) 11/9/11	-
		15,000

	Communication Equipment - Software 0.00%
3,614	Vertical Communications, Inc. 12/16/08 (Restricted)	-
9,523	Vertical Communications, Inc. 9/28/15 (Restricted)	-
94,340	Vertical Communications, Inc. 12/1/16 (Restricted)	-
		-

	Communication Products - Equipment 0.00%
34,453	Superconductor Technologies, Inc. 9/26/07	-

	Computer Peripherals 0.14%
6,105	Cambridge Display Technology, Inc. 12/22/10 (United Kingdom)	6,838
6,538	Immersion Corporation 12/23/09	55,965
		62,803

	Computer Services - Software 0.29%
805,910	LocatePlus Holding Corporation 7/8/10 (Restricted)	-
55,000	Primal Solutions, Inc. 3/31/11	2,200
74,914	Unify Corporation 4/26/09	6,742
53,600	Unify Corporation 10/31/12 (Restricted)	-
25,683	Zhongpin, Inc. 1/30/11 (China)	120,914
		129,856

	Computer Systems 0.06%
134,321	Adept Technology, Inc. 11/18/08	25,521

See the accompanying Notes to the Financial Statements.

	8

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

JUNE 30, 2007
(Unaudited)

		Fair
Warrants	Warrants (Continued)	Value

	Consumer Products 0.00%
5,713	Rockford Corporation 6/11/09	$1,885

	Electronic Components 0.13%
14,450	American Technology Corporation 7/18/09	7,080
32,422	American Technology Corporation 8/6/10	50,254
		57,334

	Electronic Equipment 0.13%
175,438	Capstone Turbine Corporation 1/23/12	52,631
11,246	Iteris Holdings, Inc. B 9/28/11	4,049
		56,680

	Electronic Semiconductor 0.07%
6,447	ParkerVision, Inc. 3/10/10	30,430

	Energy - Technology 0.05%
10,692	Arotech Corporation 6/30/08	-
4,680	Arotech Corporation 12/31/08	-
34,146	Quantum Fuel Systems Technologies Worldwide, Inc. 4/27/14	24,244
80,000	Quantum Fuel Systems Technologies Worldwide, Inc. 12/22/12 (Restricted)	-
		24,244

	Information Services 0.00%
48,355	Guideline, Inc. 5/10/09	-

	Medical Devices & Equipment 0.00%
9,210	Orthovita, Inc. 6/26/08	645
536	World Heart Corporation 9/22/08 (Canada)	-
		645

	Medical Information Systems 0.00%
177,300	LifeRate Systems, Inc. 11/14/07	-

	Medical Instruments 0.02%
222,320	Caprius, Inc. 2/15/10	8,337
4,477	Caprius, Inc. 2/16/11	1,284
31,250	Caprius, Inc. 2/27/12 (Restricted)	-
		9,621

	Semiconductor Equipment 0.04%
60,250	Tegal Corporation 7/14/10	2,410
270,793	Tegal Corporation 9/19/10	13,540
16,622	Trikon Technologies, Inc. 10/22/07 (United Kingdom)	-
		15,950

See the accompanying Notes to the Financial Statements.

	9

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

JUNE 30, 2007
(Unaudited)

		Fair
Warrants	Warrants (Continued)	Value

	Technology - Miscellaneous 0.22%
75,316	Intermap Technologies Corp. 3/17/08 (Canada)	$63,265
90,990	Vuance, Ltd. 12/9/10 (Israel)	32,756
8,250	Vuance, Ltd. 11/19/11 (Israel) (Restricted)	-
		96,021

	Telecom Services 1.04%
12,152	GoAmerica, Inc. 12/19/08	122
705,171	WPCS International Incorporated 11/16/09	465,413
		465,535

	Telecommunications 0.00%
6,431	Q Comm International, Inc. 6/24/08	129

	Therapeutics 0.13%
12,868	Critical Therapeutics, Inc. 6/6/10	8,107
47,506	Memory Pharmaceuticals Corp. 9/22/10	48,457
		56,564

	Total Warrants 2.88% (cost $12,762)	1,284,636

	TOTAL INVESTMENTS (cost $34,360,755) 94.24%	$42,040,710

		Fair
Shares	Securities Sold Short	Value

	Medical Instruments 1.84%
98,064	Thermage, Inc.	$819,815

	TOTAL SECURITIES SOLD SHORT (proceeds $805,795) 1.84%	$819,815

	All percentages are relative to Partners' Capital.

	All securities are non-income producing except for Collectors Universe, Inc.,
	Comarco, Inc., Comfort Systems USA, Inc., CryptoLogic, Inc., Frequency
	Electronics, Inc., Immersion Corporation, KMG Chemicals, Inc.,
	MicroFinancial Incorporated, Primal Solutions, Inc., Printronix, Inc.,
	Rockford Corporation, Unify Corporation, Inc., Velocity Express
	Corporation, Vertical Communications, Inc., Vuance, Ltd. and WFI
	Industries, Ltd.

See the accompanying Notes to the Financial Statements.

	10

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

JUNE 30, 2007
(Unaudited)

		% of
		Partners'
Industry Concentration	Total	Capital

Aerospace	$50891	0.11
Automotive Components	485898	1.09
Biotechnology	3254666	7.3
Biotechnology - Drug Delivery	0	0
Building Materials	643466	1.44
Business Services	147585	0.33
Casino - Services	224336	0.5
Chemicals	1041051	2.33
Communication Equipment - Software	962139	2.16
Communication Products - Equipment	475436	1.07
Computer Peripherals	223990	0.5
Computer Services - Software	5982416	13.41
Computer Systems	735036	1.65
Consumer Products	247828	0.56
Data Security	254870	0.57
Diagnostics	86700	0.19
Electronic Components	827690	1.86
Electronic - Display	241773	0.54
Electronic Equipment	1024710	2.3
Electronic Instruments	1272426	2.85
Electronic Semiconductor	780619	1.75
Energy - Oil and Gas	370970	0.83
Energy - Technology	387965	0.87
Financial Services	270047	0.61
Food	393492	0.88
Gold Mining	252809	0.57
Healthcare Services	390199	0.87
Healthcare - Specialized Products & Services	838364	1.88
Housing - Construction	519651	1.16
Information Services	647385	1.45
Insurance	998312	2.24
Internet Commerce	241804	0.54
Medical Devices & Equipment	3062939	6.87
Medical Information Systems	0	0
Medical Instruments	-754457	-1.69
Oil Equipment	0	0

See the accompanying Notes to the Financial Statements.

11

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

PORTFOLIO OF INVESTMENTS

JUNE 30, 2007
(Unaudited)

		% of
		Partners'
Industry Concentration (Continued)	Total	Capital

Online Services	$347,874	0.78
Paper - Packaging	455,332	1.02
Practice Management	364,952	0.82
Restaurant	596,841	1.34
Retail	1,143,713	2.56
Semiconductor	1,340,357	3.00
Semiconductor Equipment	1,923,106	4.31
Services	1,143,965	2.56
Technology - Miscellaneous	1,572,646	3.53
Telecom Equipment	503,922	1.13
Telecom Services	1,608,327	3.61
Telecommunications	428,158	0.96
Therapeutics	2,110,685	4.73
Toys	5,408	0.01
Transportation	276,482	0.62
Vitamins	816,121	1.83

TOTAL PORTFOLIO	$41,220,895	92.40%

See the accompanying Notes to the Financial Statements.

12

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2007
(Unaudited)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	$2,253,414
Net change in unrealized appreciation	706,874
Total Realized and Unrealized Gain on Investments		$2,960,288

INVESTMENT INCOME (LOSS)
Investment Income
Interest	91,793
Dividends (net of withholding taxes of $551)	85,909
Securities lending fees	5,492
Total Investment Income	183,194

Operating Expenses
Administrator's fee	173,616
Professional fees	99,545
Independent General Partners' fees	40,000
Custody fee and other	24,678
Total Operating Expenses	337,839

Net Investment Loss		(154,645)

NET INCOME		$2,805,643

See the accompanying Notes to the Financial Statements.

13

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

STATEMENTS OF CHANGES IN PARTNERS' CAPITAL

(Information Subsequent to December 31, 2006 is Unaudited)

Per Limited		Corporate	Individual
Partners'	Limited	General	General
Unit	Partners	Partner	Partners	Total

YEAR ENDED
DECEMBER 31, 2006:

BALANCE,
DECEMBER 31, 2005		$485,061,719	$37,123,511	$4,508,046	$526,693,276

Exchanges		(446,896,503)	(34,198,683)	(4,101,826)	(485,197,012)

Capital transfers		(658)	658	-	-

Allocation of net income:

Corporate General

Partner - Performance		-	1,310,584	-	1,310,584

Partners		4,762,068	426,834	53,432	5,242,334

Repurchases		(3,893,110)	-	-	(3,893,110)

BALANCE,
DECEMBER 31, 2006	$25,000	39,033,516	4,662,904	459,652	44,156,072

SIX MONTHS ENDED
JUNE 30, 2007:

Capital transfers		376	(376)	-	-

Allocation of net income:

Corporate General

Partner - Performance		-	561,129	-	561,129

Partners	$1,271	1,984,146	237,003	23,365	2,244,514

Repurchases		(2,350,292)	-	-	(2,350,292)

BALANCE,
JUNE 30, 2007	$25,000	$38,667,746	$5,460,660	$483,017	$44,611,423

See Note 4 for changes in Units outstanding.

See the accompanying Notes to the Financial Statements.

		14

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS

(Information Subsequent to December 31, 2006 is Unaudited)

NOTE 1 -         GENERAL:

Organization:

Special Situations Fund III, L.P. (the “Fund”) was organized under the Delaware Revised Uniform Limited Partnership Act on October 18, 1993, and commenced investment operations on January 1, 1994.  The Fund is a closed-end interval fund registered under the Investment Company Act of 1940 (the “1940 Act”).  The Fund shall have perpetual existence unless sooner dissolved as provided for in the Agreement of Limited Partnership (the “Agreement”).

The Agreement provides for not less than three “Individual General Partners” and a “Corporate General Partner.”  The General Partners, as a group, must own not less than one percent (1%) of the Fund’s outstanding Units.  The Fund has five Individual General Partners of which four are independent, as defined in the 1940 Act.

The Corporate General Partner and Investment Adviser is MGP Advisers Limited Partnership (“MGP”), of which the General Partner is AWM Investment Company, Inc. (“AWM”).  MGP has appointed AWM as agent and nominee, with the rights, power and authority to act on behalf of MGP with respect to the execution of trades and related matters concerning the Fund.  Austin W. Marxe, an Individual General Partner of the Fund and a limited partner of MGP owns directly and indirectly a controlling interest in MGP and AWM.  Mr. Marxe is primarily responsible for managing the Fund’s investments and performing certain administrative services on its behalf.

The Fund seeks long-term capital appreciation by investing primarily in equity securities and securities with equity features of publicly traded companies which possess a technological, market or product niche, which may be, for various reasons, undervalued, or with prospects of going private or being acquired.

Exchange Tender and Safe Harbor Amendments:

On December 31, 2005, a “grandfather” provision under the Internal Revenue Code, which had the effect of allowing the Fund to satisfy a “private placement safe harbor,” expired.  This provision had allowed the Fund to be treated as a partnership for federal income tax purposes rather than as a publicly traded partnership, which is generally taxed as a corporation.  The Fund is seeking to satisfy a different safe harbor, which in general, limits the semi-annual repurchase offers to a maximum of 5% of Units outstanding per semi-annual period (or 10% per year) and increases the repurchase request deadline from 14 days to 60 days prior to the repurchase pricing date (the “Safe Harbor Amendments”).  These changes have the effect of reducing the liquidity of a partner’s investment in the Fund.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS

(Information Subsequent to December 31, 2006 is Unaudited)

NOTE 1 -           GENERAL (CONTINUED):

Exchange Tender and Safe Harbor Amendments (Continued):

A Special Meeting of Partners was held on November 16, 2005 to vote to (1) amend the Fund’s Agreement to give the Individual General Partners authority to make offers for special redemptions of Units (the “Redemption Authority Amendment”) and (2) consent to a proposed offer to be made by the Individual General Partners for Limited Partners who are “Qualified Purchasers” (as defined in the 1940 Act) to exchange their Units in the Fund for units of Special Situations Fund III QP, L.P., a Delaware limited partnership recently formed to be a companion fund to the Fund (the “Exchange Tender Offer Proposal”).  These issues passed with majority consent.  The Fund was granted exemptive relief from the Securities and Exchange Commission (the “Commission”) to permit the one-time Exchange Tender Offer at December 31, 2005.

In the Exchange Tender Offer, a limited partner who is a Qualified Purchaser had the option to: (i) accept the one-time exchange tender offer, (ii) accept the cash repurchase offer in whole or in part or (iii) remain invested in the Fund (with the expectation that the Fund will adopt the Safe Harbor Amendments).  A limited partner who is not a Qualified Purchaser had the option to:  (i) accept the cash repurchase offer in whole or in part or (ii) remain invested in the Fund (with the expectation that the Fund will adopt the Safe Harbor Amendments).

A Special Meeting of Partners was held on March 29, 2006 to vote to (1) amend the Fund’s Agreement to limit semi-annual repurchase offers by the Fund to partners to a maximum of 5% of Units outstanding per semi-annual period (or 10% per year) and (2) increase the repurchase request deadline for electing to accept a repurchase offer from the Fund from 14 days to 60 days prior to the repurchase pricing date.  These Safe Harbor Amendments passed with majority consent.

The Fund submitted a request for an exemption from the 1940 Act to the Commission in May 2005 to allow for the repurchase request deadline to be more than 14 days from the repurchase pricing date.  Commission approval is still pending on this exemption request.  Due to the timing and uncertainty of the Commission’s response, and to ensure the continuance of the taxation of the Fund as a partnership, the Individual General Partners have requested the Limited Partners to consent to the suspension of the Fund’s mandatory semi-annual repurchase policies.  Such suspension shall be in effect until such time the exemption request is granted or the Individual General Partners deem it is in the best interest of the Fund to resume such policies.  As of June 19, 2006, the majority of the Limited Partners consented to the suspension, thereby agreeing to rely solely on the authority of the Individual General Partners to make repurchase offers in their sole discretion.  Although the Individual General Partners are not required to make semi-annual repurchase offers, it is their intention to make such offers within the guidelines that ensure the Fund will continue to be taxed as a partnership.

NOTE 2 -           ACCOUNTING POLICIES:

Securities traded on a securities exchange or on the NASDAQ System are valued at the last reported sales price on the last business day of the reporting period.  Securities for which no sale occurred on such day are valued at the average of the highest bid and lowest asked prices on the last trading day.  Securities for which market quotations are not available are generally valued at cost, which approximates fair value as determined in good faith by the Individual General Partners.  Warrant valuations determined in good faith by the General Partner utilize the Black Scholes model and take into account other factors deemed relevant.  Securities transactions are recorded on trade date.  Realized gains and losses on sales of securities are determined using the specific identification cost method.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Cash and cash equivalents consist principally of cash balances held in a brokerage account.  The Fund considers all money market accounts and all highly liquid debt instruments purchased with original maturities of three months or less to be cash equivalents.

The Fund entered into agreements to lend portfolio securities to qualified borrowers in order to earn additional income.  The terms of each lending agreement require that loans are secured by cash or securities with an aggregate market value at least equal to a percentage of the market value of the loaned securities agreed upon by the borrower and the Fund (which shall be not less than 100% of the market value of the loaned securities), computed on a daily basis.  If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to collateral.  Gain or loss in the fair value of portfolio securities loaned that may occur during the term of the loan will be attributed to the Fund.  At June 30, 2007, there were no securities loaned.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS

(Information Subsequent to December 31, 2006 is Unaudited)

NOTE 3 -            ALLOCATION OF ACCOUNTING INCOME AND LOSSES:

The Agreement provides for allocations of profits and losses at the close of each fiscal period (see Note 4).

Net income is allocated: first, to MGP to the extent of any previous net losses allocated to MGP in excess of the other partners’ capital balances; next, to the partners in proportion to the number of Units held by each to the extent of net losses previously allocated to them; and, thereafter, 80% to the partners in proportion to the number of Units held by each and 20% performance allocation to MGP.  If there is a loss for an accounting period, the performance allocation to MGP will not apply to future periods until the loss has been recovered.

Net losses are allocated to the partners in proportion to the number of Units held by each, provided, however, that losses in excess of an Individual General Partner’s or a Limited Partner’s capital balance will be allocated to MGP.

NOTE 4 -           PARTNER CAPITAL ACCOUNT TRANSACTIONS:

All net income allocated to partners will be reinvested.  In order to maintain a $25,000 price per Unit, the number of Units held by each partner at the close of each fiscal period (generally June 30 and December 31, commencing December 31, 1994), is adjusted to equal the partner’s capital account divided by $25,000.

As of the close of each fiscal period, the Fund will generally offer to repurchase 5% of the outstanding Units.  The repurchase request deadline had generally been June 16 and December 17, of each year, but is subject to change based on the Commission’s approval of the exemptive request discussed in Note 1.

The Fund has the right to sell additional Units at the beginning of each fiscal period.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS

(Information Subsequent to December 31, 2006 is Unaudited)

NOTE 4 -                         PARTNER CAPITAL ACCOUNT TRANSACTIONS (CONTINUED):

Changes in Units outstanding are as follows:

		Corporate	Individual
	Limited	General	General
	Partners	Partner	Partners	Total

Balance, December 31, 2005	19,402.4688	1,484.9404	180.3219	21,067.7311
Exchanges, January 1, 2006	(17,875.8602)	(1,367.9473)	(164.0730)	(19,407.8805)
Transfers	(0.0263)	0.0263	-	-
Semi-annual adjustments of Units	190.4828	69.4967	2.1372	262.1167
Repurchases	(155.7244)	-	-	(155.7244)
Balance, December 31, 2006	1,561.3407	186.5161	18.3861	1,766.2429
Transfers	0.0150	(0.0150)	-	-
Semi-annual adjustment of Units	79.3659	31.9252	0.9346	112.2257
Repurchases	(94.0117)	-	-	(94.0117)
Balance, June 30, 2007	1,546.7099	218.4263	19.3207	1,784.4569

NOTE 5 -           PURCHASES AND SALES OF SECURITIES:

Purchases and sales of securities for the six months ended June 30, 2007 aggregated $9,484,775and $13,356,544, respectively.

NOTE 6 -          INCOME TAXES:

No provision for income taxes has been made in the accompanying financial statements as each partner is individually responsible for reporting income or loss based upon the partner’s respective share of the Fund’s income and expenses reported for income tax purposes.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS

(Information Subsequent to December 31, 2006 is Unaudited)

NOTE 7 -           RELATED PARTY TRANSACTIONS:

AWM is the administrator of the Fund.  The administrator’s fee is computed monthly at an annual rate of 0.75% of the average net assets.

The Fund pays each Independent General Partner an annual fee of $20,000.

NOTE 8 -           APPROVAL OF ADVISORY CONTRACT:

At a special meeting of the Independent General Partners (“IGPs”) of the Fund, the IGPs considered whether to approve the continuation of the existing Investment Advisory Agreement (the “Advisory Agreement”) between the Fund and MGP.  In addition to the materials the IGPs had reviewed throughout the course of the year, the IGPs received materials relating to the advisory agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration.

The approval of the Advisory Agreement and the continuation of MGP as the investment adviser of the Fund is based upon the following findings as well as the specific considerations discussed below: (1) that the Advisory Agreement with MGP is in the best interest of the Fund; (2) that the services to be performed by MGP pursuant to the Advisory Agreement are services required for the operation of the Fund; (3) that MGP can provide services the nature and quality of which are at least equal to those provided by others offering the same services; and (4) that the fees for such services are fair and reasonable in light of the usual and customary charges made by others for services of the same nature and quality.

In determining whether to approve the Advisory Agreement, the IGPs considered various relevant factors, including those discussed below.

Nature, Extent and Quality of Service

In considering the nature, extent and quality of service to the Fund, the IGPs reviewed the Fund’s investment objectives and strategy along with the advisory services provided to the Fund by MGP over both short- and long-term periods.  The services provided include investment research, portfolio management and trading.  The IGPs took into account the organizational depth and stability of the firm, noting that the Fund managers have considerable investment and trading experience and have managed the Fund since its inception.  Furthermore, they do not use brokerage commissions to purchase third-party research.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS

(Information Subsequent to December 31, 2006 is Unaudited)

NOTE 8 -           APPROVAL OF ADVISORY CONTRACT (CONTINUED):

Investment Performance

The IGPs considered the short- and long-term performance of the Fund, including both lesser and more profitable periods and noted favorable performance over the Fund’s history as compared with relevant market indices.

Costs of Services Provided

The IGPs considered the compensation arrangement with MGP, such that the performance allocation of 20% is customary for the Fund’s peer group.  The IGPs also noted the use of a “highwater” mark in determining the profit threshold.  The IGPs reviewed the expense ratio of the Fund and determined it to be fair and reasonable as compared to the Fund’s peer group.  Although the administrative fee charged is below industry averages, overall expense ratio has increased due to the reduction in the net assets of the Fund resulting from the exchange offer.

Profits

The IGPs considered the level of MGP’s profits in managing the Fund and concluded that the profit was fair and customary based on the Fund’s peer group.

Economies of Scale

The IGPs, in considering economies of scale, reviewed whether there have been or if there is a potential for the realization of future economies of scale, and whether the Fund’s investors would benefit from such scale.  The IGPs noted that the consideration of economies of scale is not a determining factor as it relates to the approval of the Advisory Agreement with MGP.

In considering whether to approve the continuation of the advisory agreement, the IGPs did not weigh any one factor more than another. They concluded that the approval of the agreement was in the best interest of the Fund. The advisory agreement will continue for one year and is renewable by the IGPs after that for successive one year periods.

NOTE 9 -           OTHER AGREEMENTS:

The Fund entered into a consulting agreement whereby the consultant will perform management and financial advisory services to companies in which the Fund invests (“covered investments”).  As compensation, the consultant earns ten percent of the appreciation on each covered investment for the agreed upon period.  Of this amount, one half is currently payable and the remainder is deferred until a final payment date, as further defined in the consulting agreement.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS

(Information Subsequent to December 31, 2006 is Unaudited)

NOTE 10 -         FINANCIAL HIGHLIGHTS:

	Six Months Ended June 30,	Year Ended December 31,
	2007	2006	2005	2004	2003	2002
Ratio of investment expenses to average net assets[1,2]	0.00%	0.00%	0.00%	0.00%	0.57%	0.03%

Ratio of operating expenses to average net assets[2]	1.47%	1.65%	0.86%	0.84%	1.03%	0.94%

Ratio of total expenses to average net assets[2]	1.47%	1.65%	0.86%	0.84%	1.60%	0.97%

Ratio of net income (loss) to average net assets[2]	12.20%	15.21%	2.53%	23.09%	74.23%	(22.16)%

Portfolio turnover rate	22.32%	81.20%	55.90%	63.46%	52.43%	60.28%
[1]The investment expenses reflected in the above ratio include, but are not limited to, consulting fees having a direct correlation to the performance of “covered investments,” as further defined in Note 9 herein.

[2]For periods less than one year, ratios have been annualized.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS

(Information Subsequent to December 31, 2006 is Unaudited)

NOTE 11 -        RETURN ON PARTNER INVESTMENT:

At June 30, 2007, the value of a $25,000 investment made at each respective subscription date is as follows:

Subscription Date	Value
January 1, 1994	$259,473
January 1, 1995	237,213
July 1, 1995	210,042
January 1, 1996	175,163
July 1, 1996	132,231
January 1, 1997	125,147
July 1, 1997	118,542
January 1, 1998	105,169
July 1, 1998	107,835
January 1, 1999	119,545
July 1, 1999	110,306
January 1, 2000	71,896
July 1, 2000	61,584
January 1, 2001	62,983
July 1, 2001	55,059
January 1, 2002	55,043
July 1, 2002	62,795
January 1, 2003	67,960
July 1, 2003	52,006
January 1, 2004	36,436
July 1, 2004	33,871
January 1, 2005	30,348
July 1, 2005	32,909
January 1, 2006	29,727
July 1, 2006	28,011
January 1, 2007	26,271

NOTE 12 -                                SECURITIES SOLD SHORT:

The Fund is subject to certain inherent risks arising from its activities of selling securities short.  The ultimate cost to the Fund to acquire these securities may exceed the liability reflected in the financial statements.  In addition, the Fund is required to maintain collateral with the broker to secure these short positions.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS

(Information Subsequent to December 31, 2006 is Unaudited)

NOTE 13 -         INVESTMENTS IN RESTRICTED AND ILLIQUID SECURITIES:

The Fund has made investments in securities that are not freely tradable due to Securities and Exchange Commission’s regulations.  These restricted securities may not be sold except in exempt transactions or when they have become registered under the Securities Act of 1933.  Investing in restricted securities generally poses a greater risk than investing in more widely held, publicly traded companies.  Restrictions imposed on the sale of these securities and the lack of a secondary market may affect the timing and price obtained for such sales.  The following is a list of restricted and illiquid securities valued by the Fund as of June 30, 2007:

Issuer	Type of Security	Acquisition Date	Acquisition Cost	Value	Value as a % of Partners’ Capital
Excapsa Software, Inc.	Common	2/7/06	$282,219	$70,408	0.16%
LocatePlus Holdings Corporation	Common	7/8/05	181,673	5,137	0.01%
MK Resources Company	Common	11/20/97	180,527	252,809	0.57%
Quantum Fuel Systems Tech Worldwide	Common	6/29/07	60,000	60,000	0.13%
Vertical Communications, Inc.	Common	9/28/04	214,947	132,147	0.30%
Vertical Communications, Inc.	Common	9/28/05	161,178	99,091	0.22%
Caprius, Inc.	Preferred	2/28/07	25,000	25,000	0.06%
E Ink Corporation	Preferred	11/7/05	241,773	241,773	0.54%
UTIX Group, Inc.	Preferred	11/16/06	14,999	12,807	0.03%
Verdasys, Inc. Series B	Preferred	9/3/04	201,478	254,870	0.57%
Vertical Communications, Inc.	Preferred	12/1/06	100,000	100,000	0.22%
Unify Corporation 11.25%	Corp. Debt	11/20/06	52,000	52,000	0.12%
Unify Corporation 11.25%	Corp. Debt	11/20/06	17,600	17,600	0.04%
Unify Corporation 11.25%	Corp. Debt	11/20/06	16,000	16,000	0.04%
Unify Corporation Revolving Credit	Corp. Debt	11/7/06	40,000	40,000	0.09%
Vuance, Ltd. 8%	Corp. Debt	11/21/06	33,000	33,000	0.07%
Total restricted and illiquid securities			$1,822,394	$1,412,642	3.17%

NOTE 14 -        CREDIT RISK CONCENTRATION:

Cash and cash equivalents consist principally of balances held in a brokerage account with Morgan Stanley & Co. Incorporated.  The balances are insured by the Securities Investor Protection Corporation up to $500,000, including $100,000 for free cash balances.  Net cash balances and securities in excess of these limits are protected by excess coverage provided by Morgan Stanley & Co. Incorporated, up to the full net equity value of each account including unlimited coverage for uninvested cash.

SPECIAL SITUATIONS FUND III, L.P.
(A Limited Partnership)

NOTES TO THE FINANCIAL STATEMENTS

(Information Subsequent to December 31, 2006 is Unaudited)

NOTE 15 -         PROXY VOTING:

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is available (1) without charge, upon request, by calling (212) 319-6670 or (2) on the Securities and Exchange Commission (“SEC”) website at www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (212) 319-6670 or (2) on the SEC’s website at www.sec.gov.  Information as of June 30 each year will generally be available by the following August 31.

NOTE 16 -          FORM N-Q:

The Fund files a complete Portfolio of Investments for the first and third quarters of its fiscal year with the SEC on Form N-Q within 60 days of the end of such fiscal quarter.  The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.                                Code of Ethics.

Not Applicable at this time.

Item 3.                                Audit Committee Financial Expert.

Not Applicable at this time.

Item 4.                                Principal Accountant Fees and Services.

Not Applicable at this time.

Item 5.                                Audit Committee of Listed Registrants.

Not applicable.

Item 6.                                Schedule of Investments

The Audited Schedule of Investments is included in the report to shareholders filed under Item 1 of the Form.

Item 7.                      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable at this time.

Item 8.	Portfolio Managers of Closed-End Management Investment Companie.

Not Applicable at this time.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable at this time.
Item 10.	Submission of Matters to a Vote of Security Holders.

A Special Meeting of Partners was held on March 29, 2006 to vote to (1) amend the Fund’s Agreement to limit semi-annual repurchase offers by the Fund to partners to a maximum of 5% of Units outstanding per semi-annual period (or 10% per year) and (2)increase the repurchase request deadline for electing to accept a repurchase offer from the Fund from 14 days to 60 days prior to the repurchase pricing date.  These Safe Harbor Amendments passed with majority consent.

The Fund submitted a request for an exemption of the Investment Company Act of 1940 to the Commission in May 2005 to allow for the repurchase request deadline to be more than 14 days from the repurchase pricing date.  Commission approval is still pending on this exemption request.  Due to the timing and uncertainty of the Commission’s response, and to ensure the continuance of the taxation of the Fund as a partnership, the Individual General Partners have requested the Limited Partners to consent to the suspension of the Fund’s current mandatory semi-annual repurchase policies.  Such suspension shall be in effect until such time the exemption request is granted or the Individual General Partners deem it is in the best interest of the Fund to resume such policies.  Should the Limited Partners consent to the suspension, they agree to rely solely on the authority of the Individual General Partners to make repurchase offers in their sole discretion. Although the Individual General Partners are not required to make semi-annual repurchase offers, it is their intention to make such offers within the guidelines that ensure the Fund will continue to be taxed as a partnership.  Limited Partners had until June 19, 2006 to submit their consent cards, on which date it passed with majority consent.

Item 11.	Controls and Procedures.

(a)              Based on an evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, the registrant’s principal executive and principal financial officers, or persons performing similar functions, concluded that the disclosure controls and procedures are effective.

(b)              There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)                            NOT APPLICABLE.

(a)(2)                            CERTIFICATIONS REQUIRED BY ITEM 11(a)(2) OF FORM N-CSR ARE FILED HEREWITH AS EX-99.CERT.

(b)                CERTIFICATIONS REQUIRED BY ITEM 11(b) OF FORM N-CSR ARE FILED HEREWITH AS EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPECIAL SITUATIONS FUND III, L.P.

By:              _/s/Austin Marxe__
Austin Marxe, Principal Executive Officer

Date:  August 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:              _/s/Austin Marxe___
Austin Marxe, Principal Executive Officer

Date: August 23, 2007

By:              _/s/ Rose M. Carling_
Rose M. Carling, Principal Financial Officer

Date: August 23, 2007